Taxes on Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance as of January 1, 2019
Initial recognition due to business combination	(1,026)
Changes during the year:
Taxes on income	(14)
Balance as of December 31, 2019	(1,040)
Property, plant and equipment, net [Member]
Statement Line Items [Line Items]
Balance as of January 1, 2019
Initial recognition due to business combination	(46)
Changes during the year:
Taxes on income	13
Balance as of December 31, 2019	(33)
Intangible assets, net [Member]
Statement Line Items [Line Items]
Balance as of January 1, 2019
Initial recognition due to business combination	(1,129)
Changes during the year:
Taxes on income	122
Balance as of December 31, 2019	(1,007)
Carryforward tax losses [Member]
Statement Line Items [Line Items]
Balance as of January 1, 2019
Initial recognition due to business combination	149
Changes during the year:
Taxes on income	(149)
Balance as of December 31, 2019